Income Tax - Summary of Reconciliation of Income Tax Expense (Benefit) (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Reconciliation Of Accounting Profit Multiplied By Applicable Tax Rates [Abstract]
Income before tax	$ 4,857	$ 5,132
Tax expense	635	257
Disallowed expenses	277	106
Movements in temporary differences	(545)	(63)
Income subject to other tax rates		360
Other	2	6
Income tax expense (benefit)	$ 369	$ 666